SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – SHAREHOLDERS’ EQUITY (DEFICIT):

On August 13, 2021, the Board and the TSX-V approved a 1-for-3 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

A.	On January 21, 2020, 47,619 options with an exercise price of CAD0.42 were exercised for gross proceeds of $15 (CAD20 thousand).

B.	On January 30, 2020, the Company completed a private placement of 277,779 units (the “Units”) at a price of CAD1.80 per Unit for gross proceeds of $ 377 (CAD500 thousand) (“January 2020 Private Placement”). Each Unit consists of one share and one common share purchase warrant, with each warrant entitling the holder to acquire an additional share of the Company at a price of CAD1.95 until January 30, 2022. All securities issued in connection with the January 2020 Private Placement were subject to a hold period expiring May 31, 2020. The fair value of the warrants at issuance were $214 and were recorded as a liability – see Note 11.

C.	On January 30, 2020, the Company issued 30,831 shares as compensation, valued at $50, for consulting services provided by a consultant.

D.	On March 18, 2020, 75,000 options with an exercise price of CAD0.39 were exercised for gross proceeds of $23 (CAD32 thousand).

E.	On April 27, 2020, the Company issued 76,701 Shares as compensation, valued at $71, for consulting services provided by two consultants.

F.	During July 2020 and August 2020, 182,142 warrants with an exercise price of NIS 2.52 were exercised for gross proceeds of $98.

G.	On October 28, 2020, 767 options with an exercise price of CAD1.14 were exercised for gross proceeds of $1.

H.	On November 16, 2020, the Company closed a private placement (the “November 2020 Private Placement”) and issued 4,450,153 units at a price of CAD1.875 per unit for gross proceeds of $6,377 CAD 8,344. Each unit is comprised of one share and one warrant (each, a “November 2020 Warrants”). Each November 2020 Warrant entitles the holder thereof to purchase one additional share at a price of CAD2.70 at any time prior to November 10, 2025. In connection with the November 2020 Private Placement, the Company paid finders’ fees of $417.

The fair value of the November 2020 Private Placement Warrants was $3,537 at the issuance date and were recorded as a liability

All securities issued in connection with the November 2020 Private Placement are subject to a four month and one day hold period expiring on March 11, 2021.

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 14 – SHAREHOLDERS’ EQUITY (DEFICIT) (CONTINUED):

I.	On December 29, 2020, the Company closed a private placement (the “December 2020 Private Placement”) and issued 1,366,631 units at a price of CAD1.875 per unit for gross proceeds of $2,000 (CAD2,562). Each unit is comprised of one share of the Company and one warrant (each, a “December 2020 Warrant”). Each December 2020 Warrant entitles the holder thereof to purchase one share at a price of CAD2.70 at any time prior to December 24, 2025. In connection with the December 2020 Private Placement, the Company paid finders’ fees of $128, in cash and issued 100,000 finders’ warrants (“Finders’ Warrants”).

All securities issued in connection with the December 2020 Private Placement are subject to a four month and one day hold period expiring on April 25, 2021.

The December 2020 Warrants and Finders’ Warrants and have an exercise price of CAD$2.70 and expire on December 24, 2025, and April 25, 2021. The fair value of the December 2020 Warrants was $1,698 and were recorded as a liability – see note 11.

J.	On December 24, 2020, the Company issued 20,161 shares as compensation, valued at $47, for consulting services provided by a consultant.

K.	During the year ended December 31, 2021, the Company issued 2,514,693 shares in respect of 2,629,343 warrants that were exercised. (See Note 14(a))

L.	On June 4, 2021, the Company completed two private placements (collectively, the “Offering”). The Offering resulted in the issuance of an aggregate of 1,305,662 units at a price of CAD$8.16 per Unit, for gross proceeds of $8,590 (CAD$10.65 million). Each Unit is composed of one common share of the Company and one common share purchase warrant (a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional common share of the Company at CAD$11.04 per warrant. 221,100 Warrants expire on April 14, 2023, and 1,084,562 Warrants expire on May 28, 2023. A finder’s fee of $466 (CAD$578) was paid in connection with the Offering.

The fair value of the warrants granted was $4,786 and was initially classified as a liability (see note 12(c)). The Company accounted for the remaining $3,338 as additional paid in capital and share issue expenses.

M.	During the year ended December 31, 2021, the Company issued 286,223 shares in respect of 286,223 stock options that were exercised. (See Note 15 (b))

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)